Earnings per share (Details 2) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)	183,033,950	182,803,189	182,468,672
Effect of stock options (Note 1)	2,164,419	2,869,403	4,547,365
Weighted average number of equity shares outstanding (diluted)	185,198,369	185,672,592	187,016,037